Corporate debt, Movement in corporate debt, split between cash and non-cash items (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Corporate debt [Abstract]
Beginning balance	$ 643,083
Cash flow	14,403
Non-cash changes	26,587
Ending balance	$ 684,073